J.P. MORGAN FUNDS

JPMorgan Diversified Real Return Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated March 1, 2017

to the Summary Prospectuses and

Prospectuses dated December 29, 2016, as supplemented

Addition to Portfolio Management Team. Effective immediately, Morgan Metz will be added to the portfolio management team of the JPMorgan Diversified Real Return Fund (the “Fund”).

The following replaces the information in “Management” in the Fund’s “Risk/Return Summary” of the Fund’s Summary Prospectuses and Prospectuses:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Nicole Goldberger	2011	Managing Director
Jeffrey Geller	2011	Managing Director
Katherine Santiago	2011	Managing Director
Maddi Dessner	2011	Managing Director
Morgan Metz	2017	Vice President

In addition, the following replaces the disclosure in “The Fund Management and Administration — The Portfolio Managers”:

The Fund is managed by JPMIM’s Multi-Asset Solutions team. The members of the Multi-Asset Solutions team responsible for management and oversight of the Fund are Nicole Goldberger, Jeffrey A. Geller, Katherine Santiago, Maddi Dessner, and Morgan Metz. In their capacity as portfolio managers, Ms. Goldberger, Mr. Geller, Ms. Santiago, Ms. Dessner, and Ms. Metz and the team of investment professionals manage the portfolio construction, investment strategy selection and tactical asset allocation processes for the Fund. Ms. Goldberger, Managing Director and CFA charterholder, has been an employee of JPMIM and a member of Multi-Asset Solutions since 2003 and has been a portfolio manager of the Fund since December 2011. Mr. Geller, Managing Director and CFA charterholder, has been a portfolio manager of the Fund since its inception and is Chief Investment Officer (CIO) for the Americas of Multi-Asset Solutions. An employee of JPMIM since 2006, he provides oversight with respect to manager and strategic suitability and fit and ensuring that the team’s asset allocation views are reflected appropriately across a diverse set of mandates. Ms. Santiago, Managing Director and CFA charterholder, has been an employee of JPMIM since 2005, a portfolio manager of the Fund since its inception and leads the Quantitative Research Team. Ms. Dessner, Managing Director and CFA charterholder, has been an employee of JPMIM since 1995, a member of Multi-Asset Solutions since 2005 and has been a portfolio manager of the Fund since December 2011. Ms. Metz, Vice President and CFA charterholder, has been an employee of JPMIM and a member of Multi-Asset Solutions since 2011. As a member of Multi-Asset Solutions, she has assisted with the management of the Fund since 2012. Ms. Metz has been a portfolio manager of the Fund since March 2017.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-DRR- 317

J.P. MORGAN FUNDS

JPMorgan Diversified Real Return Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated March 1, 2017

to the Statement of Additional Information

dated December 29, 2016, as supplemented

Effective immediately, the information in the SAI under the headings “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of August 31, 2016:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Diversified Real Return Fund
Nicole Goldberger	5	$9,272,251	4	$491,954	88	$8,412,285
Jeffrey Geller	34	80,005,626	35	25,541,565	5	5,428,125
Katherine Santiago	0	0	3	72,411	0	0
Maddi Dessner	1	229,306	1	53,362	0	0
Morgan Metz*	0	0	3	430,614	17	3,841,881

*	As of December 31, 2016

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of August 31, 2016:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Diversified Real Return Fund
Nicole Goldberger	0	$0	0	$0	0	$0
Jeffrey Geller	0	0	0	0	0	0
Katherine Santiago	0	0	0	0	0	0
Maddi Dessner	0	0	0	0	0	0
Morgan Metz*	0	0	0	0	0	0

*	As of December 31, 2016

SUP-SAI-DRR-317

Portfolio Managers’ Ownership of Securities

The following table indicates the dollar range of securities of the Fund beneficially owned by each portfolio manager, as of August 31, 2016:

Dollar Range of Securities in the Fund
	None	$1 - $10,000	$10,001 - $50,000	$50,001 - $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Diversified Real Return Fund
Nicole Goldberger		X
Jeffrey Geller		X
Katherine Santiago		X
Maddi Dessner		X
Morgan Metz*	X

*	As of December 31, 2016

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE